Short Term And Long Term Investments	12 Months Ended
Dec. 31, 2011
Short Term And Long Term Investments [Abstract]
Short Term And Long Term Investments
NOTE 3:-	SHORT TERM AND LONG TERM INVESTMENTS

Short-term and long-term investments include marketable securities in the amount of $ 358,131 and $ 553,672 as of December 31, 2011 and 2010, respectively and short term bank deposits in the amounts of $ 8 and $ 2 as of December 31, 2011 and 2010, respectively.

The following table summarizes amortized costs, gross unrealized gains and losses and estimated fair values of available-for-sale marketable securities as of December 31, 2011 and 2010:

	Amortized cost		Gross unrealized gains		Gross unrealized losses		Estimated fair value
	December 31,		December 31,		December 31,		December 31,
	2011	2010	2011	2010	2011	2010	2011	2010

Corporate debentures	$201,301	$347,114	$3,089	$3,402	$1,556	$1,189	$202,834	$349,327
U.S. Treasuries	18,302	18,075	1,180	873	-	-	19,482	18,948
U.S. Government agency debentures	10,709	32,996	40	40	1	51	10,748	32,985
Israeli Treasury Bills	124,679	152,451	388	5	-	44	125,067	152,412

	$354,991	$550,636	$4,697	$4,320	$1,557	$1,284	$358,131	$553,672

The scheduled maturities of available-for-sale marketable securities as of December 31, 2011 were as follows:

	Amortized	Estimated
	cost	fair value

Due within one year	$143,600	$143,995
Due after one year through five years	211,391	214,136

	$354,991	$358,131